Goodwill and Intangible Assets, Net - Schedule of Intangible Assets Expected Annual Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Customer Related and Contract Based Intangibles
Finite Lived Intangible Assets [Line Items]
2022	$ 245
2023	245
2024	245
2025	245
2026	245
Thereafter	2,318
Intangible assets, Net Carrying Amount	3,543	$ 1,592
Technology Related Intangibles
Finite Lived Intangible Assets [Line Items]
2022	43
2023	43
2024	43
2025	43
2026	42
Thereafter	20
Intangible assets, Net Carrying Amount	234	136
Trade Name
Finite Lived Intangible Assets [Line Items]
2022	28
2023	28
2024	28
2025	28
2026	27
Thereafter	254
Intangible assets, Net Carrying Amount	$ 393	$ 2